Exhibit 99.1

Nissan Auto Receivables 13-C

Nissan Auto Receivables 2013-C

Collection Period	31-Oct-17	30/360 Days	30	Collection Period Start	1-Oct-17
Distribution Date	15-Nov-17	Actual/360 Days	30	Collection Period End	31-Oct-17
				Prior Month Settlement Date	16-Oct-17
				Current Month Settlement Date	15-Nov-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		858,773,177.61	74,780,021.88	67,539,256.67	0.081047
Yield Supplement Overcollaterization		25,439,844.30	541,448.04	457,414.51
Total Adjusted Portfolio		833,333,333.31	74,238,573.84	67,081,842.16
Total Adjusted Securities		833,333,333.31	74,238,573.84	67,081,842.16	0.080498
Class A-1 Notes	0.23000%	158,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.40000%	222,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.67000%	336,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.30000%	84,000,000.00	40,905,240.53	33,748,508.85	0.401768
Certificates	0.00000%	33,333,333.31	33,333,333.31	33,333,333.31	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	7,156,731.68	44,314.01	85.1991867	0.5275477
Certificates	0.00	0.00	—	—

Total Securities	7,156,731.68	44,314.01

I. COLLECTIONS
Interest:
Interest Collections				199,480.36
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				199,480.36
Principal:
Principal Collections				7,175,067.88
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				7,175,067.88
Recoveries of Defaulted Receivables				107,821.69
Servicer Advances				0.00

Total Collections				7,482,369.93

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance—Beginning of Period			14,399	74,238,573.84
Total Principal Payment				7,156,731.68

			13,980	67,081,842.16

Nissan Auto Receivables 13-C

III. DISTRIBUTIONS

Total Collections	7,482,369.93
Reserve Account Draw	0.00
Total Available for Distribution	7,482,369.93
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	62,316.68
Servicing Fee Paid	62,316.68
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00
Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	44,314.01
Class A-4 Notes Monthly Interest Paid	44,314.01
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 13-C

Total Note Monthly Interest
Total Note Monthly Interest Due		44,314.01
Total Note Monthly Interest Paid		44,314.01
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		7,375,739.24
4. Total Monthly Principal Paid on the Notes		7,156,731.68
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		7,156,731.68
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		219,007.56
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		219,007.56
V. RESERVE ACCOUNT
Initial Reserve Account Amount		2,083,333.33
Required Reserve Account Amount		2,083,333.33
Beginning Reserve Account Balance		2,083,333.33
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,083,333.33
Required Reserve Account Amount for Next Period		2,083,333.33

VI. POOL STATISTICS
Weighted Average Coupon		3.17%
Weighted Average Remaining Maturity		15.77

	Amount	Number
Principal on Defaulted Receivables	65,697.33	7
Principal Recoveries of Defaulted Receivables	107,821.69

Monthly Net Losses	(42,124.36)
Pool Balance at Beginning of Collection Period	74,780,021.88
Net Loss Ratio for Third Preceding Collection Period	0.08%
Net Loss Ratio for Second Preceding Collection Period	-0.17%
Net Loss Ratio for Preceding Collection Period	0.32%
Net Loss Ratio for Current Collection Period	-0.68%
Four-Month Average Net Loss Ratio	-0.11%
Cumulative Net Losses for all Periods	4,081,081.99

Nissan Auto Receivables 13-C

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	722,645.28	95	1.07%
61-90 Days Delinquent	181,396.03	21	0.27%
91-120 Days Delinquent	54,719.36	10	0.08%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	958,760.67	126	1.42%
61+ Days Delinquencies as Percentage of Receivables
Delinquency Ratio for Third Preceding Collection Period	0.41%	0.25%
Delinquency Ratio for Second Preceding Collection Period	0.50%	0.30%
Delinquency Ratio for Preceding Collection Period	0.37%	0.26%
Delinquency Ratio for Current Collection Period	0.35%	0.22%
Four-Month Average Delinquency Ratio	0.41%	0.26%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.		NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?		NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

5. Has there been an issuance of notes or other securities backed by the Receivables?		NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO